Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	37,082	—	38,636	—
Amounts payable to joint ventures and associates	2,477	1	2,690	1
Payables for capital expenditure and acquisitions	3,054	85	3,670	309
Payables related to the Gulf of America oil spill	1,520	5,735	1,126	6,830
Other payables	7,771	457	7,358	678
	51,904	6,278	53,480	7,818
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,001	55	2,121	54
Other payables	2,938	1,642	2,810	1,537
	4,939	1,697	4,931	1,591
	56,843	7,975	58,411	9,409